Derivative Instruments - Fair Value of Derivative Instruments by Balance Sheet Location (Details) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Current derivative assets		$ 17	$ 10
Current derivative assets—related party		0	3
Derivative assets		37	114
Derivative assets—related party		0	1
Total derivative assets		54	128
Current derivative liabilities		(668)	(143)
Derivative liabilities		(638)	(114)
Total derivative liabilities		(1,306)	(257)
Derivative asset (liability), net		(1,252)	(129)
Current derivative assets
Derivatives, Fair Value [Line Items]
Current derivative assets		17	10
Current derivative assets—related party
Derivatives, Fair Value [Line Items]
Current derivative assets—related party			3
Derivative assets
Derivatives, Fair Value [Line Items]
Derivative assets		37	114
Non-current derivative assets—related party
Derivatives, Fair Value [Line Items]
Derivative assets—related party			1
Current derivative liabilities
Derivatives, Fair Value [Line Items]
Current derivative liabilities		(668)	(143)
Derivative liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		(638)	(114)
Liquefaction Supply Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets	[1]	54	128
Total derivative liabilities	[1]	(1,266)	(117)
Derivative asset (liability), net	[1]	(1,212)	11
Derivative, collateral posted by us		13	5
Liquefaction Supply Derivatives [Member] | Current derivative assets
Derivatives, Fair Value [Line Items]
Current derivative assets	[1]	17	10
Liquefaction Supply Derivatives [Member] | Current derivative assets—related party
Derivatives, Fair Value [Line Items]
Current derivative assets—related party	[1]		3
Liquefaction Supply Derivatives [Member] | Derivative assets
Derivatives, Fair Value [Line Items]
Derivative assets	[1]	37	114
Liquefaction Supply Derivatives [Member] | Non-current derivative assets—related party
Derivatives, Fair Value [Line Items]
Derivative assets—related party	[1]		1
Liquefaction Supply Derivatives [Member] | Current derivative liabilities
Derivatives, Fair Value [Line Items]
Current derivative liabilities	[1]	(628)	(43)
Liquefaction Supply Derivatives [Member] | Derivative liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities	[1]	(638)	(74)
CCH Interest Rate Derivatives [Member]
Derivatives, Fair Value [Line Items]
Total derivative assets		0	0
Total derivative liabilities		(40)	(140)
Derivative asset (liability), net		(40)	(140)
CCH Interest Rate Derivatives [Member] | Current derivative assets
Derivatives, Fair Value [Line Items]
Current derivative assets		0	0
CCH Interest Rate Derivatives [Member] | Current derivative assets—related party
Derivatives, Fair Value [Line Items]
Current derivative assets—related party			0
CCH Interest Rate Derivatives [Member] | Derivative assets
Derivatives, Fair Value [Line Items]
Derivative assets		0	0
CCH Interest Rate Derivatives [Member] | Non-current derivative assets—related party
Derivatives, Fair Value [Line Items]
Derivative assets—related party			0
CCH Interest Rate Derivatives [Member] | Current derivative liabilities
Derivatives, Fair Value [Line Items]
Current derivative liabilities		(40)	(100)
CCH Interest Rate Derivatives [Member] | Derivative liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities		$ 0	$ (40)

[1]	Does not include collateral posted with counterparties by us of $13 million and $5 million, which are included in other current assets in our Consolidated Balance Sheets as of December 31, 2021 and 2020, respectively. Includes a natural gas supply contract that we had with a related party. This agreement ceased to be considered a related party agreement as of December 31, 2021 as discussed in Note 12—Related Party Transactions.